Commitments - Summary of Expenditure Commitments Relating to Services for Clinical Trial and Intellectual Property License Agreements (Details) - USD ($)	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Commitments [Line Items]
Expenditure commitments relating to services for clinical trial and intellectual property license agreements	$ 28,724,838	$ 8,029,140	$ 5,610,972
Within One Year
Commitments [Line Items]
Expenditure commitments relating to services for clinical trial and intellectual property license agreements	26,377,778	7,660,325	5,460,972
After One Year but not more than Five Years
Commitments [Line Items]
Expenditure commitments relating to services for clinical trial and intellectual property license agreements	$ 2,347,060	293,815	60,000
After more than Five Years
Commitments [Line Items]
Expenditure commitments relating to services for clinical trial and intellectual property license agreements		$ 75,000	$ 90,000